Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	TRIP.COM GROUP LIMITED
Entity Filer Category	Large Accelerated Filer
Entity File Number	001-33853
Entity Well-known Seasoned Issuer	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Postal Zip Code	200335
Entity Address, Address Line One	968 Jin Zhong Road
Entity Address, Country	CN
Entity Address, City or Town	Shanghai
Entity Incorporation, State or Country Code	E9
Entity Common Stock, Shares Outstanding	641,329,557
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares
Trading Symbol	TCOM
Entity Central Index Key	0001269238
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Postal Zip Code	200335
Entity Address, Address Line One	968 Jin Zhong Road
Entity Address, Country	CN
Entity Address, City or Town	Shanghai
Contact Personnel Name	Jane Jie Sun
Contact Personnel Fax Number	5251-0000
City Area Code	21
Local Phone Number	3406-4880